Retirement Plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Retirement Plan [Abstract]
Contributed and expensed	$ 32,643	$ 34,118	$ 94,413	$ 115,771	$ 148,207	$ 124,166